Schedule of Activity fo fair value measurements of financial liabilities (Details) (USD $)	9 Months Ended
Aug. 31, 2013
Warrants Schedule Of Activity Fo Fair Value Measurements Of Financial Liabilities 1	$ 0
Warrants Schedule Of Activity Fo Fair Value Measurements Of Financial Liabilities 2	1,402,530
Warrants Schedule Of Activity Fo Fair Value Measurements Of Financial Liabilities 3	1,245,270
Warrants Schedule Of Activity Fo Fair Value Measurements Of Financial Liabilities 4	47,268
Warrants Schedule Of Activity Fo Fair Value Measurements Of Financial Liabilities 5	(83,314)
Warrants Schedule Of Activity Fo Fair Value Measurements Of Financial Liabilities 6	(287,842)
Warrants Schedule Of Activity Fo Fair Value Measurements Of Financial Liabilities 7	1,161,956
Warrants Schedule Of Activity Fo Fair Value Measurements Of Financial Liabilities 8	$ 1,161,956